RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Amount lent to owners			$ 21,568,398
Amount repaid from owners			47,619,902
Amount repaid to owners			420,316
Amount borrowed from owners			40,733
Proceeds of convertible debt	0	8,500,000	0
Dongsheng International Investment Group Co Ltd [Member]
Related Party Transaction [Line Items]
Amount lent to owners			13,148,677
Amount repaid from owners			30,474,032
Dongsheng International Investment Ltd (HK) [Member]
Related Party Transaction [Line Items]
Amount lent to owners			8,419,721
Amount repaid from owners			10,628,558
Wang Hong [Member]
Related Party Transaction [Line Items]
Amount repaid from owners			6,517,312
Amount repaid to owners			244,399
Amount borrowed from owners			16,293
Tian Wenjun [Member]
Related Party Transaction [Line Items]
Amount repaid to owners			175,917
Amount borrowed from owners			24,440
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Share repurchase		17,464,000
Proceeds of convertible debt		$ 8,500,000